As filed with the Securities and Exchange Commission on November 29, 2012
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedules of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.26%
	CONSUMER DISCRETIONARY - 14.41%
	Auto Components - 1.87%
80,000	Cooper Tire & Rubber Co.	$1,534,400

	Hotels, Restaurants & Leisure - 0.92%
25,000	Royal Caribbean Cruises Ltd. (b)	755,250

	Household Durables - 3.29%
40,000	M.D.C. Holdings, Inc.	1,540,400
14,000	Whirlpool Corp.	1,160,740
		2,701,140
	Leisure Equipment & Products - 1.21%
26,000	Hasbro, Inc. (c)	992,420

	Media - 3.93%
42,000	Comcast Corp. - Class A	1,502,340
33,000	Walt Disney Co.	1,725,240
		3,227,580
	Specialty Retail - 2.64%
70,000	Stage Stores, Inc.	1,474,200
60,000	Staples, Inc.	691,200
		2,165,400
	Textiles, Apparel & Luxury Goods - 0.55%
32,970	Delta Apparel, Inc. (a)	453,997

	Total Consumer Discretionary (Cost $8,182,061)	11,830,187

	CONSUMER STAPLES - 3.51%
	Food & Staples Retailing - 1.33%
30,000	Walgreen Co.	1,093,200

	Food Products - 2.18%
38,000	Archer-Daniels-Midland Co.	1,032,840
47,000	Tyson Foods, Inc. - Class A	752,940
		1,785,780
	Total Consumer Staples (Cost $2,127,625)	2,878,980

	ENERGY - 13.03%
	Energy Equipment & Services - 2.14%
20,000	Baker Hughes, Inc.	904,600
13,000	Diamond Offshore Drilling, Inc. (c)	855,530
		1,760,130
	Marine Shipping - 1.44%
75,000	Ship Finance International Ltd. (b)(c)	1,179,000

	Oil, Gas & Consumable Fuels - 7.91%
10,000	Apache Corp.	864,700
20,000	Eni S.p.A - ADR (c)	876,800
15,000	Exxon Mobil Corp.	1,371,750
36,000	Marathon Oil Corp.	1,064,520
25,000	Marathon Petroleum Corp.	1,364,750
19,000	Total SA - ADR (c)	951,900
		6,494,420
	Oilfield Services/Equipment - 1.54%
25,000	Bristow Group, Inc.	1,263,750

	Total Energy (Cost $7,410,358)	10,697,300

	FINANCIALS - 11.39%
	Capital Markets - 2.35%
20,000	Ameriprise Financial, Inc.	1,133,800
35,000	Bank of New York Mellon Corp.	791,700
		1,925,500
	Commercial Banks - 4.04%
40,000	BB&T Corp.	1,326,400
80,000	TCF Financial Corp.	955,200
30,000	Wells Fargo & Co.	1,035,900
		3,317,500
	Diversified Financial Services - 1.48%
30,000	JPMorgan Chase & Co.	1,214,400

	Insurance - 2.27%
40,000	Protective Life Corp.	1,048,400
15,000	Prudential Financial, Inc.	817,650
		1,866,050
	Real Estate Investment Trusts (REITs) - 1.25%
55,000	BioMed Realty Trust, Inc.	1,029,600

	Total Financials (Cost $6,401,997)	9,353,050

	HEALTH CARE - 12.10%
	Health Care Equipment & Supplies - 3.77%
18,000	Baxter International, Inc.	1,084,680
19,000	Covidien PLC (b)	1,128,980
93,668	Palomar Medical Technologies, Inc. (a)	884,226
		3,097,886
	Health Care Providers & Services - 4.18%
26,000	Aetna, Inc.	1,029,600
15,000	McKesson Corp.	1,290,450
20,000	Unitedhealth Group, Inc.	1,108,200
		3,428,250
	Life Sciences Tools & Services - 1.43%
20,000	Thermo Fisher Scientific, Inc.	1,176,600

	Pharmaceuticals - 2.72%
20,000	Abbott Laboratories	1,371,200
14,000	Novartis AG - ADR	857,640
		2,228,840
	Total Health Care (Cost $6,083,705)	9,931,576

	INDUSTRIALS - 13.25%
	Aerospace & Defense - 4.65%
2,166	Engility Holdings, Inc. (a)	39,963
11,000	General Dynamics Corp.	727,320
13,000	L-3 Communications Holdings, Inc.	932,230
11,000	Lockheed Martin Corp.	1,027,180
19,000	Raytheon Co.	1,086,040
		3,812,733
	Construction & Engineering - 0.84%
60,000	Tutor Perini Corp. (a)	686,400

	Environmental Services - 1.17%
30,000	Waste Management Inc.	962,400

	Human Resource & Employment Services - 1.34%
30,000	Manpower, Inc.	1,104,000

	Machinery - 2.75%
50,000	Briggs & Stratton Corp. (c)	933,500
28,000	Eaton Corp.	1,323,280
		2,256,780
	Marine - 0.95%
216,632	Navios Maritime Holdings Inc. (b)	779,875

	Road & Rail - 1.55%
20,000	Norfolk Southern Corp.	1,272,600

	Total Industrials (Cost $9,880,909)	10,874,788

	INFORMATION TECHNOLOGY - 18.07%
	Communications Equipment - 0.81%
35,000	Cisco Systems, Inc.	668,150

	Computers & Peripherals - 4.88%
1,600	Apple Inc. (a)	1,067,616
20,000	Hewlett Packard Co.	341,200
25,000	Lexmark International, Inc. - Class A (c)	556,250
45,000	Seagate Technology PLC (b)	1,395,000
70,000	Xyratex Ltd. (b)	644,000
		4,004,066
	Electronic Equipment, Instruments & Components - 1.67%
50,000	Benchmark Electronics, Inc. (a)	763,500
40,000	Ingram Micro, Inc. - Class A (a)	609,200
		1,372,700
	Internet Software & Services - 1.18%
175,000	United Online, Inc.	966,000

	IT Services - 1.52%
6,000	International Business Machines Corp.	1,244,700

	Semiconductors & Semiconductor Equipment - 4.06%
70,000	Alpha & Omega Semiconductor Ltd. (a)(b)	602,700
35,000	Intel Corp.	793,800
60,000	Marvell Technology Group Ltd.	549,000
30,000	Microchip Technology, Inc.	982,200
75,000	Stmicroelectronics N.V. - ADR (c)	405,000
		3,332,700
	Software - 3.95%
70,000	Activision Blizzard, Inc.	789,600
136,000	American Software, Inc. - Class A	1,109,760
45,000	Microsoft Corp.	1,340,100
		3,239,460
	Total Information Technology (Cost $12,701,321)	14,827,776

	MATERIALS - 6.27%
	Chemicals - 2.06%
15,000	Celanese Corp. - Class A	568,650
15,000	E.I. Du Pont de Nemours and Co.	754,050
20,000	OM Group, Inc. (a)	370,800
		1,693,500
	Metals & Mining - 4.21%
15,000	BHP Billiton Ltd. - ADR	1,029,150
25,000	Freeport-McMoRan Copper & Gold, Inc.	989,500
75,000	Yamana Gold, Inc. (b)(c)	1,433,250
		3,451,900
	Total Materials (Cost $3,397,981)	5,145,400

	TELECOMMUNICATION SERVICES - 2.77%
	Diversified Telecommunication Services - 2.77%
50,000	Nippon Telegraph & Telephone Corp. - ADR	1,185,500
220,000	Portugal Telecom, SGPS, S.A. - ADR	1,091,200
		2,276,700
	Total Telecommunication Services (Cost $2,261,980)	2,276,700

	UTILITIES - 1.46%
	Multi-Utilities - 1.46%
20,000	DTE Energy Co.	1,198,800

	Total Utilities (Cost $942,579)	1,198,800

	TOTAL COMMON STOCKS (Cost $59,390,516)	79,014,557

	SHORT-TERM INVESTMENTS - 2.81%
	Money Market Fund - 2.81%
2,304,781	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.08% (d)	2,304,781
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,304,781)	2,304,781

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.81%
8,051,771	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.08% (d) (Cost $8,051,771)	8,051,771

	Total Investments (Cost ($69,747,068): 108.88%	89,371,109
	Liabilities in Excess of Other Assets: -8.88%	(7,289,379)
	NET ASSETS: 100.00%	$82,081,730

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a market value of $7,799,106 at September 30, 2012.
(d) Rate shown is the 7-day yield as of September 30, 2012.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor's Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc.  Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representation with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any of such standard or classification.  Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in the making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.33%
	CONSUMER DISCRETIONARY - 16.17%
	Auto Components - 1.97%
15,000	Cooper Tire & Rubber Co.	$287,700

	Household Durables - 4.25%
7,000	M.D.C. Holdings, Inc.	269,570
4,250	Whirlpool Corp.	352,368
		621,938
	Internet & Catalog Retail - 0.89%
13,000	PetMed Express, Inc.	130,520

	Leisure Equipment & Products - 1.18%
4,500	Hasbro, Inc.	171,765

	Media - 4.98%
9,000	Comcast Corp. - Class A	321,930
5,000	Walt Disney Co.	261,400
18,000	World Wrestling Entertainment, Inc. - Class A	144,900
		728,230
	Specialty Retail - 2.90%
12,500	Stage Stores, Inc.	263,250
14,000	Staples, Inc.	161,280
		424,530
	Total Consumer Discretionary (Cost $1,899,385)	2,364,683

	CONSUMER STAPLES - 4.48%
	Food & Staples Retailing - 2.38%
7,200	Nash Finch Co.	147,024
5,500	Walgreen Co.	200,420
		347,444
	Food Products - 2.10%
6,000	Archer-Daniels-Midland Co.	163,080
9,000	Tyson Foods, Inc. - Class A	144,180
		307,260
	Total Consumer Staples (Cost $670,016)	654,704

	ENERGY - 11.65%
	Energy Equipment & Services - 1.03%
2,300	Diamond Offshore Drilling, Inc.	151,363

	Marine Shipping - 1.51%
14,000	Ship Finance International Ltd. (a)	220,080

	Oil, Gas & Consumable Fuels - 7.90%
1,400	Apache Corp.	121,058
6,000	Chesapeake Energy Corp.	113,220
3,800	Eni S.p.A - ADR	166,592
2,400	Exxon Mobil Corp.	219,480
6,500	Marathon Oil Corp.	192,205
3,250	Marathon Petroleum Corp.	177,418
3,300	Total SA - ADR	165,330
		1,155,303
	Oilfield Services/Equipment - 1.21%
3,500	Bristow Group, Inc.	176,925

	Total Energy (Cost $1,439,562)	1,703,671

	FINANCIALS - 9.98%
	Capital Markets - 1.55%
4,000	Ameriprise Financial, Inc.	226,760

	Commercial Banks - 1.70%
7,500	BB&T Corp.	248,700

	Diversified Financial Services - 1.39%
5,000	JPMorgan Chase & Co.	202,400

	Insurance - 2.84%
10,000	Protective Life Corp.	262,100
2,800	Prudential Financial, Inc.	152,628
		414,728
	Investment Banks/Brokers - 1.24%
1,600	Goldman Sachs Group, Inc.	181,888

	Thrifts & Mortgage Finance - 1.26%
13,000	New York Community Bancorp, Inc.	184,080

	Total Financials (Cost $1,335,510)	1,458,556

	HEALTH CARE - 10.19%
	Health Care Equipment & Supplies - 2.86%
3,500	Baxter International, Inc.	210,910
3,500	Covidien PLC (a)	207,970
		418,880
	Health Care Providers & Services - 2.85%
4,000	Aetna, Inc.	158,400
3,000	McKesson Corp.	258,090
		416,490
	Pharmaceuticals - 4.48%
3,700	Abbott Laboratories	253,672
5,500	Merck & Co., Inc.	248,050
2,500	Novartis AG - ADR	153,150
		654,872
	Total Health Care (Cost $1,014,670)	1,490,242

	INDUSTRIALS - 15.24%
	Aerospace & Defense - 4.18%
383	Engility Holdings, Inc. (a)	7,066
2,300	L-3 Communications Holdings, Inc.	164,933
2,500	Lockheed Martin Corp.	233,450
3,600	Raytheon Co.	205,776
		611,225
	Environmental Services - 1.32%
6,000	Waste Management Inc.	192,480

	Human Resource & Employment Services - 1.01%
4,000	Manpower, Inc.	147,200

	Industrial Conglomerates - 1.20%
1,900	3M Co.	175,598

	Machinery - 2.95%
9,400	Briggs & Stratton Corp.	175,498
5,400	Eaton Corp.	255,204
		430,702
	Marine - 1.23%
50,000	Navios Maritime Holdings Inc. (a)	180,000

	Road & Rail - 1.09%
2,500	Norfolk Southern Corp.	159,075

	Trading Companies & Distributors - 2.26%
35,000	Aceto Corp.	330,750

	Total Industrials (Cost $1,903,009)	2,227,030

	INFORMATION TECHNOLOGY - 16.80%
	Communications Equipment - 2.44%
12,000	Cisco Systems, Inc.	229,080
14,000	Telefonaktiebolaget LM Ericsson - ADR	127,820
		356,900
	Computers & Peripherals - 4.32%
6,000	Lexmark International, Inc. - Class A	133,500
11,000	Seagate Technology PLC (a)	341,000
17,000	Xyratex Ltd. (a)	156,400
		630,900
	Electronic Equipment, Instruments & Components - 1.08%
12,000	Corning, Inc.	157,800

	Internet Software & Services - 1.26%
33,500	United Online, Inc.	184,920

	IT Services - 1.56%
1,100	International Business Machines Corp.	228,195

	Semiconductors & Semiconductor Equipment - 3.53%
10,000	Intel Corp.	226,800
5,600	Microchip Technology, Inc.	183,344
19,500	Stmicroelectronics N.V. - ADR	105,300
		515,444
	Software - 2.61%
14,000	Activision Blizzard, Inc.	157,920
7,500	Microsoft Corp.	223,350
		381,270
	Total Information Technology (Cost $2,150,217)	2,455,429

	MATERIALS - 7.56%
	Chemicals - 1.38%
4,000	E.I. Du Pont de Nemours and Co.	201,080

	Metals & Mining - 5.08%
2,500	BHP Billiton Ltd. - ADR	171,525
5,800	Freeport-McMoRan Copper & Gold, Inc.	229,564
2,700	Newmont Mining Corp.	151,227
10,000	Yamana Gold, Inc. (a)	191,100
		743,416
	Steel - 1.10%
4,200	Nucor Corp.	160,692

	Total Materials (Cost $833,510)	1,105,188

	TELECOMMUNICATION SERVICES - 2.65%
	Diversified Telecommunication Services - 2.65%
8,000	Nippon Telegraph & Telephone Corp. - ADR	189,680
40,000	Portugal Telecom, SGPS, S.A. - ADR	198,400
		388,080
	Total Telecommunication Services (Cost $392,722)	388,080

	UTILITIES - 2.61%
	Electric Utilities - 0.97%
4,000	Exelon Corp.	142,320

	Multi-Utilities - 1.64%
4,000	DTE Energy Co.	239,760

	Total Utilities (Cost $349,810)	382,080

	TOTAL COMMON STOCKS (Cost $11,988,411)	14,229,663

	SHORT-TERM INVESTMENTS - 2.83%
	Money Market Fund - 2.83%
413,178	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.08% (b)	413,178
	TOTAL SHORT-TERM INVESTMENTS (Cost $413,178)	413,178

	Total Investments (Cost ($12,401,589): 100.16%	14,642,841
	Liabilities in Excess of Other Assets: (0.16)%	(23,845)
	NET ASSETS: 100.00%	$14,618,996

	ADR - American Depositary Receipt
	(a) U.S. traded security of a foreign issuer.
	(b) Rate shown is the 7-day yield as of September 30, 2012.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor's Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc.  Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representation with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any of such standard or classification.  Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in the making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Al Frank Funds
Notes to Schedule of Investments
September 30, 2012 (Unaudited)

Note 1 – Securities Valuation

The Al Frank Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2012:

Al Frank Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$11,830,187	$-	$-	$11,830,187
Consumer Staples	2,878,980	-	-	2,878,980
Energy	10,697,300	-	-	10,697,300
Financials	9,353,050	-	-	9,353,050
Health Care	9,931,576	-	-	9,931,576
Industrials	10,874,788	-	-	10,874,788
Information Technology	14,827,776	-	-	14,827,776
Materials	5,145,400	-	-	5,145,400
Telecommunications Services	2,276,700	-	-	2,276,700
Utilities	1,198,800	-	-	1,198,800
Total Common Stocks	79,014,557	-	-	79,014,557
Short-Term Investments	10,356,552	-	-	10,356,552
Total Investments	$89,371,109	$-	$-	$89,371,109

Al Frank Dividend Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,364,683	$-	$-	$2,364,683
Consumer Staples	654,704	-	-	654,704
Energy	1,703,671	-	-	1,703,671
Financials	1,458,556	-	-	1,458,556
Health Care	1,490,242	-	-	1,490,242
Industrials	2,227,030	-	-	2,227,030
Information Technology	2,455,429	-	-	2,455,429
Materials	1,105,188	-	-	1,105,188
Telecommunications Services	388,080	-	-	388,080
Utilities	382,080	-	-	382,080
Total Common Stocks	14,229,663	-	-	14,229,663
Short-Term Investments	413,178	-	-	413,178
Total Investments	$14,642,841	$-	$-	$14,642,841

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at September 30, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended September 30, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Al Frank Fund

Cost of investments	$69,747,068

Gross unrealized appreciation	$22,993,426
Gross unrealized depreciation	(3,369,385)
Net unrealized appreciation	$19,624,041

Al Frank Dividend Value Fund

Cost of investments	$12,464,813

Gross unrealized appreciation	$3,101,331
Gross unrealized depreciation	(923,303)
Net unrealized appreciation	$2,178,028

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Note 3 – Other Affiliates

The Al Frank Fund’s activity for investments in common stocks of affiliates is as follows:

Smith-Midland Corp.
Beginning Shares	287,000
Beginning Cost	$253,926
Purchase Cost	-
Sales Cost	(253,926)
Ending Cost	$-
Ending Shares	-
Dividend Income	$-
Net Realized Gain/(Loss)	$86,161

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 11/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 11/26/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 11/23/2012

* Print the name and title of each signing officer under his or her signature.